iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  18.7%
iShares Core U.S. REIT ETF ................. 65,027 $ 3,888,615
iShares Preferred and Income Securities ETF ...... 550,124 18,066,072
21,954,687
a
Domestic Fixed Income  —  35.2%
iShares Agency Bond ETF ................... 53,919 5,861,534
iShares Broad USD High Yield Corporate Bond ETF . 477,669 17,735,850
iShares Core 1-5 Year USD Bond ETF
(b)
......... 368,076 17,682,371
41,279,755
a
International Equity  —  20.9%
iShares Global REIT ETF ................... 78,374 1,999,321
iShares Latin America 40 ETF
(b)
............... 483,407 11,891,812
iShares MSCI EAFE Value ETF
(b)
.............. 194,786 10,689,856
24,580,989
a
International Fixed Income  —  25.1%
iShares Floating Rate Bond ETF .............. 348,962 17,807,531
iShares J.P. Morgan EM Corporate Bond ETF ..... 130,601 5,894,023
Security Shares Value
a
International Fixed Income — 25.1% (continued)
iShares J.P. Morgan EM Local Currency Bond ETF .. 157,408 $ 5,816,225
29,517,779
a
Total Long-Term Investments — 99.9%
(Cost: $119,503,848) ................................ 117,333,210
a
Short-Term Securities
Money Market Funds  —  16.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(a)(c)(d)
...................... 18,675,280 18,688,353
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(a)(c)
............................ 123,040 123,040
a
Total Short-Term Securities — 16.0%
(Cost: $18,810,156) ................................. 18,811,393
Total Investments — 115.9%
(Cost: $138,314,004) ................................ 136,144,603
Liabilities in Excess of Other Assets — (15.9)% .............. (18,712,562)
Net Assets — 100.0% ................................. $ 117,432,041
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 17,502,942 $ 1,182,407
(a)
$ — $ 2,145 $ 859 $ 18,688,353 18,675,280 $ 13,036
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 94,726 28,314
(a)
— — — 123,040 123,040 2,525 —
iShares Agency Bond
ETF ......... 6,385,810 57,403 (555,294) 12,795 (39,180) 5,861,534 53,919 52,860 —
iShares Broad
USD High Yield
Corporate Bond
ETF ......... 17,969,820 172,829 (522,587) 14,651 101,137 17,735,850 477,669 289,492 —
iShares Core 1-5
Year USD Bond
ETF ......... 17,925,744 230,799 (492,492) 11,686 6,634 17,682,371 368,076 175,769 —
iShares Core U.S.
REIT ETF ..... 6,490,590 37,660 (3,002,632) 399,334 (36,337) 3,888,615 65,027 36,297 —
iShares Floating Rate
Bond ETF ..... 17,621,808 704,299 (490,084) 4,458 (32,950) 17,807,531 348,962 263,683 —
iShares Global REIT
ETF ......... — 2,098,500 (55,215) 1,357 (45,321) 1,999,321 78,374 19,795 —
iShares J.P. Morgan
EM Corporate
Bond ETF ..... 5,975,915 57,701 (167,495) 4,459 23,443 5,894,023 130,601 75,532 —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Multi-Asset Income ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares J.P. Morgan
EM Local Currency
Bond ETF ..... $ 5,491,970 $ 415,980 $ (163,834) $ 2,126 $ 69,983 $ 5,816,225 157,408 $ — $ —
iShares Latin America
40 ETF ....... 5,280,639 7,351,496 (335,603) 849 (405,569) 11,891,812 483,407 — —
iShares MSCI EAFE
Value ETF ..... 17,577,557 107,100 (7,131,539) 75,783 60,955 10,689,856 194,786 — —
iShares Preferred and
Income Securities
ETF ......... 17,860,848 176,783 (610,999) 31,728 607,712 18,066,072 550,124 272,813 —
$ 561,371 $ 311,366
$ 136,144,603
$ 1,201,802 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 117,333,210 $ — $ — $ 117,333,210
Short-Term Securities
Money Market Funds ...................................... 18,811,393 — — 18,811,393
$ 136,144,603 $ — $ — $ 136,144,603
Portfolio Abbreviation
REIT Real Estate Investment Trust